Note N - Employee Benefits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
Note
N
- Employee Benefits

The Bank has a profit-sharing plan for the benefit of its employees and their beneficiaries. Contributions to the plan are determined by the Board of Directors of Ohio Valley. Contributions charged to expense were
$290,
$288,
and
$278
for
2016,
2015
and
2014.

Ohio Valley maintains an Employee Stock Ownership Plan (ESOP) covering substantially all employees of the Company. Ohio Valley issues shares to the ESOP, purchased by the ESOP with subsidiary cash contributions, which are allocated to ESOP participants based on relative compensation. The total number of shares held by the ESOP, all of which have been allocated to participant accounts, were
350,170
and
322,056
at
December
31,
2016
and
2015.
  In addition, the subsidiaries made contributions to its ESOP Trust as follows:
	Years ended December 31
	2016	2015		2014

Number of shares issued	24,572		----	14,618

Fair value of stock contributed	$575	$	----	$351

Cash contributed	----		674	300

Total expense	$575		$674	$651

Life insurance contracts with a cash surrender value of
$27,343
and annuity assets of
$2,006
at
December
31,
2016
have been purchased by the Company, the owner of the policies.  The purpose of these contracts was to replace a current group life insurance program for executive officers, implement a deferred compensation plan for directors and executive officers, implement a director retirement plan and implement supplemental retirement plans for certain officers.  Under the deferred compensation plan, Ohio Valley pays each participant the amount of fees deferred plus interest over the participant’s desired term, upon termination of service.  Under the director retirement plan, participants are eligible to receive ongoing compensation payments upon retirement subject to length of service.  The supplemental retirement plans provide payments to select executive officers upon retirement based upon a compensation formula determined by Ohio Valley’s Board of Directors.  The present value of payments expected to be provided are accrued during the service period of the covered individuals and amounted to
$6,328
and
$6,033
at
December
31,
2016
and
2015.
Expenses related to the plans for each of the last
three
years amounted to
$399,
$338,
and
$604.
In association with the split-dollar life insurance plan, the present value of the postretirement benefit totaled
$3,007
at
December
31,
2016
and
$3,062
at
December
31,
2015.

During the
fourth
quarter of
2015,
the Company recorded
$941
in proceeds expected to be received from the settlement of
two
BOLI policies. The triggering event occurred in
December
2015,
resulting in a
$908
reduction to BOLI assets and a net gain of
$33
that was recorded to income. The proceeds of
$941
had not yet been collected by year-end
2015
and, therefore, were recorded as other assets at
December
31,
2015.